Loss Per Share - Summary of Loss and Weighted Average Number of Ordinary Shares Outstanding (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Loss used in the computation of basic and diluted loss per share	$ (7,005,889)	$ (12,275,009)
Weighted-average number of ordinary shares in the computation of basic loss per share	189,954,970	160,248,940